Related Parties Balances and Transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of the Balances of Amount Due from Related Parties	The balances of amount due from related parties were as follows:
	As of September 30,
	2023	2022
Prestige Financial Holdings Group Limited (“PFHL”)(1)	$1,637,428	$2,993,971
Prestige Capital Group Inc. (“PCGI”)(2)	—	1,275
Less: Provision of current expected credit losses	(44,835)	—
Total	$1,592,593	$2,995,246
	As of September 30,
	2023	2022
Prestige Securities Limited (“PSL”)(3)	$—	$27,962
Total	$—	$27,962

Schedule of Amounts Due from Related Parties	The details of the related party transactions were as follows:
	Prestige Capital Global Inc.	First Prestige Inc.	Prestige Financial Holdings Group	Total
	USD	USD	USD	USD
Balance as of 9/30/2021	1,275	45,619	1,501,890	1,548,784
Loan to PFHL	—	—	1,721,478	1,721,478)
Accrual interest due from PFHL	—	—	47,129	47,129
Loans & interest repayment	—	—	(363,530)	(363,530)
Salary and other expense paid by the Group on behalf of PFHL	—	—	102,201	102,201
Management fee, subscription fee & performance fee receivable	—	(45,390)	—	(45,390)
Exchange diff.	—	(229)	(15,197)	(15,426)
Balance as of 9/30/2022	1,275	—	2,993,971	2,995,246
Accrual interest due from PFHL	—	—	8,401	8,401
Loans & interest repayment	—	—	(1,414,340)	(1,414,340)
Salary and other expense paid by the Group on behalf of PFHL	—	—	41,644	41,644
Other expense paid by the Group on behalf of PCGI	(1,281)	—	—	(1,281)
Provision of current expected credit losses	—	—	(44,835)	(44,835)
Exchange diff.	6	—	7,752	7,758
Balance as of 9/30/2023	—	—	1,592,593	1,592,593

Prestige Securities Limited
USD
Balance as of 9/30/2021	13,354
Rental expense incurred by renting from PSL	30,662
Rental expense paid to PSL	(15,331)
Salary and other expense paid by PSL	(511)
Exchange diff.	(212)
Balance as of 9/30/2022	27,962
Rental expense incurred by renting from PSL	25,548
Rental expense paid to PSL	(53,651)
Exchange diff.	141
Balance as of 9/30/2023	—